Loans and advances to customers - Gross carrying amount of financial assets at FV through OCI and at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Loans and advances - Customers
Financial assets
Financial assets	751,053	698,276
POCI financial assets	0	0
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	772,088	723,827
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	4,056
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	4,063
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	736,997	687,432
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	758,025	712,983
Financial assets at amortized cost category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	735,372	691,074
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	698,089	620,543
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	37,283	70,531
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	22,653	21,909
Financial assets at amortized cost category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	350,491	346,075
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	340,621	339,545
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	322,835	291,980
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	17,786	47,565
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	9,870	6,530
Financial assets at amortized cost category | Public sector loans | Gross carrying amount
Financial assets
Financial assets	85,256	73,016
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	85,189	73,016
Financial assets at amortized cost category | Public sector loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	83,788	73,016
Financial assets at amortized cost category | Public sector loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	1,401
Financial assets at amortized cost category | Public sector loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	67
Financial assets at amortized cost category | Securitized mortgage assets | Gross carrying amount
Financial assets
Financial assets	199,579	177,665
Financial assets at amortized cost category | Securitized mortgage assets | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	189,854	167,818
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Gross carrying amount
Financial assets
Financial assets	178,822	157,054
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Gross carrying amount
Financial assets
Financial assets	11,032	10,764
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Gross carrying amount
Financial assets
Financial assets	9,725	9,847
Financial assets at amortized cost category | Loans to customers | Gross carrying amount
Financial assets
Financial assets	122,699	116,227
Financial assets at amortized cost category | Loans to customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	119,708	110,695
Financial assets at amortized cost category | Loans to customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	112,644	98,493
Financial assets at amortized cost category | Loans to customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	7,064	12,202
Financial assets at amortized cost category | Loans to customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	2,991	5,532
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial assets
Financial assets	53,417	53,809
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	52,089	51,266
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	48,556	44,309
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	3,533	6,957
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	1,328	2,543
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial assets
Financial assets	69,282	62,418
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	67,619	59,429
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	64,088	54,184
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	3,531	5,245
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	$ 1,663	$ 2,989